ACQUISITIONS	12 Months Ended
Dec. 31, 2019
ACQUISITIONS
ACQUISITIONS

4. ACQUISITIONS

In July 2019, the Company acquired all outstanding shares of Make Composites, Inc. (“Make”) for a total purchase price of $5.4 million through the issuance of 873,203 shares of the Company’s Common Stock. Make is a composite printer research and development company that was acquired primarily for the complementary technology. The Company incurred transaction costs totaling $0.1 million that are included in general and administrative expenses in the consolidated statements of operations. The purchase price was allocated with $1.9 million to goodwill, $3.2 million to acquired technology, and $0.3 million to acquired tangible assets, consisting primarily of cash. The Company recorded a gain of $1.4 million on its original non‑controlling investment of Make. This gain is recorded in interest and other income, net in the consolidated statements of operations. The goodwill acquired is deductible for income tax purposes. As of December 31, 2019, the Company’s accounting for the acquisition is complete. In connection with the acquisition, the Company issued restricted stock, options and warrants to employees and contractors of Make which have future service obligations to vest and are accounted for as post‑combination expense.

In March 2019, the Company acquired all outstanding shares of addLEAP AB, a Swedish3D printer research and development company, for a purchase price of $0.4 million paid in cash. The acquisition was completed to further the Company’s advances in 3D printing. The purchase price was allocated to $0.3 million of goodwill and $0.1 million of acquired technology. Total transaction costs of $0.1 million are included in general and administrative expenses in the consolidated statements of operations. The goodwill acquired is deductible for income tax purposes. As of December 31, 2019, the Company’s accounting for the acquisition is complete. In connection with the acquisition, the Company issued 74,843 shares of restricted stock that have future service obligations to vest and are accounted for as post‑combination expense.